SCHEDULE OF RECONCILIATION OF CASH EQUIVALENTS AND RESTRICTED BANK DEPOSITS (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash			$ 6,672	$ 20,569
Restricted deposits	[1]			224
Total cash and cash equivalents and restricted bank deposits shown in the statement of cash flows		$ 7,940	6,672	20,793
Cash and cash equivalents		7,721	6,672	$ 20,569
Restricted bank deposits		$ 219

[1]	As of December 31, 2022, the Company’s restricted deposits consisted of bank deposits that were denominated in New Israeli Shekel. Restricted deposits are presented at cost including accrued interest. These bank deposits are used as security for collateralizing the Company’s lease contracts.